Revenue from Contracts with Customers - Summary of Disaggregation of Percentage of Passengers by Source Market (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	100.00%	100.00%	100.00%
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	89.70%	90.30%	90.50%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	10.30%	9.70%	9.50%